SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 349,681	¥ 280,865	¥ 218,478
Uninvoiced expenditures	9,867	9,867	6,204
Accounts receivable and contract assets allowance	22,172	16,486	12,707
Other equity investments impairment	12,777	11,412	10,337
Goodwill impairment	55,534	38,690	1,417
Share of losses of equity method investments	641	149	174
Others	2,050	1	9
Less: Valuation allowance	(443,306)	(335,339)	(239,007)	¥ (180,643)
Total deferred income tax assets, net	9,416	22,131	10,319
Intangible assets	(1,285)	(8,883)	(185)
Equity method investment on the gain from the disposal of a subsidiary	(2,766)	(2,766)
Change in fair value of other equity investments	(6,650)	(19,365)	(10,319)
Total gross deferred income tax liabilities	(10,701)	(31,014)	(10,504)
Net deferred income tax assets	¥ (1,285)	¥ (8,883)	¥ (185)